Restatement of Previously Issued Financial Statements (Details) - Schedule of Effect of the Restatement on each Financial Statement	Dec. 31, 2022 USD ($)
As Previously Reported [Member]
Balance Sheet
Class A ordinary shares tendered for redemption
Total current liabilities	2,606,796
Class A ordinary shares subject to possible redemption; 4,056,190 and 0 shares outstanding at redemption value of approximately $10.32 and $0 per share as of December 2022 and December 31, 2021, respectively.	308,561,515
Adjustments [Member]
Balance Sheet
Class A ordinary shares tendered for redemption	266,701,252
Total current liabilities	266,701,252
Class A ordinary shares subject to possible redemption; 4,056,190 and 0 shares outstanding at redemption value of approximately $10.32 and $0 per share as of December 2022 and December 31, 2021, respectively.	(266,701,252)
As Restated [Member]
Balance Sheet
Class A ordinary shares tendered for redemption	266,701,252
Total current liabilities	269,308,048
Class A ordinary shares subject to possible redemption; 4,056,190 and 0 shares outstanding at redemption value of approximately $10.32 and $0 per share as of December 2022 and December 31, 2021, respectively.	$ 41,860,263